Interest Expense and Amortized Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Summary of Interest Expense and Amortized Debt Issuance Costs
The following table summarizes interest expense and amortized debt issuance costs for the years ended December 31 (in thousands):

	2021	2020	2019
Interest expense	$21,809	$18,722	$20,091
Amortized debt issuance costs	2,310	1,945	1,785
Interest expense and amortized debt issuance costs	$24,119	$20,667	$21,876